GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company") is an international ship and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company. The Company's common shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2017, the Company owned nine very large crude oil carriers ("VLCCs"), two Suezmax crude oil carriers, five Supramax dry bulk carriers, seven Handysize dry bulk carriers, two Kamsarmax dry bulk carriers, eight Capesize dry bulk carriers, 22 container vessels (including two chartered-in 19,200 twenty-foot equivalent units ("TEU") container vessels), two car carriers, two jack-up drilling rigs, two ultra-deepwater drilling units, five offshore support vessels, two chemical tankers and two oil product tankers.

The two ultra-deepwater drilling units and one of the jack-up drilling rigs referred to above are owned by wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 16: Investment in associated companies).

Since the Company's incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.